UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2009

Item 1. Report to Stockholders.

ANNUAL REPORT

December 31, 2009

Congress Large Cap Growth Fund (CAMLX)
Annual Letter to Mutual Fund Shareholders
For the period March 31, 2009 to December 31, 2009

Performance Highlights:

For the period since inception on March 31,2009 and ending December 31, 2009, the Fund returned 33.76% compared with 43.10% for the Russell 1000® Growth Index (“the Index”).

Positive factors that helped our relative performance for the period were asset allocation to Consumer Staples (+0.39%), Energy (+.36%), and Industrials (+.07%).  Negative factors that hurt our relative performance for the period were asset allocation to Materials (-2.15%), Health Care (-1.79%), and Information Technology (-1.41%).

Our strategy is to buy high quality companies that are leaders in their industries and have very sound financial characteristics.  Generally, lower quality, high beta stocks out performed higher quality securities during the period.  Despite under performing in the near term, we believe that staying true to our discipline and strategy gives us the best opportunity to meet the Fund’s objective of out performing over the long term.

Market Commentary:

2009 will be remembered as an historic period for our country.  From economic collapse to resurgence, from financial market turmoil to stability, from stock market collapse to recovery, and from deep despair and fear to a guarded optimism and renewed hope, 2009 will go into the record books as a year of profound change for our market oriented economy.

In an effort to bolster economic growth, the Federal Reserve has kept interest rates at record lows for an extended period.  This monetary stimulus appeared to work as Growth Domestic Product (“GDP”) growth accelerated during the year recording a 2.2% gain in the third quarter and a 5.7% gain in the fourth quarter.  Investors once again embraced risky assets as stocks began their record recovery during March and barely took a breather through year end.  Most major stock averages, including the Dow Jones, S&P® 500 and Russell 1000® Growth Index all returned greater than 25%.  Meanwhile, investments thought to be safe, such as longer dated US Treasury’s were down greater than 10%.

Looking forward, we expect the economic momentum to continue to build.  Only about 1/3 of the record $787 billion economic stimulus package has been allocated with the remaining 2/3 to be spent in 2010.  In addition, consumers have begun to spend again, albeit at lower rates than a few years ago.  The recovery is likely to be muted as significant challenges remain.

One major challenge, the level of unemployment should gradually improve as GDP growth solidifies.  The second major hurdle, the federal deficit is more problematic.  The President and Congressional leaders have only begun to publically talk about the need to control spending.  The growth in federal debt is also concerning.  Progress may be forthcoming as President Obama and Congressional leaders have acknowledged the detrimental effects of too much debt.

Portfolio Commentary:

The portfolio is fully invested in established growth companies.  Lower quality companies and smaller capitalization companies led the market in 2009.  S&P Quality Rankings measure the earnings and dividend paying capacity of securities and may be used to compare the relative quality of companies held in the portfolio versus those held by the Index.  For example, B+ rated stocks represented 27% of the Index and returned 35% while B+ rated represented only 18% of the portfolio.  The portfolio is over-weighted in A- or better stocks at 42% of the portfolio compared with the Index which has a corresponding 37% weight in A- or better securities.  Our focus on quality benefited us in the fourth quarter but hindered our year-to-date returns.  We believe the higher quality focus has the potential to benefit the portfolio as we move through 2010.

While the portfolio was underweight relative to the Index in the energy sector our security selection made it among the best performing sectors in the portfolio.  Schlumberger and Apache both performed better than the energy sector.  The Technology sector was the portfolio’s worst performing sector relative to the Index due to our underweight (27% compared with 33% for the Index), and our underperforming position in Accenture.  Technology in general remains attractive as established technology companies have strong balance sheets and solid cash flows.  Our investment guidelines limit our exposure to 30% of any one sector as a way to manage risk.

In Closing:

Thank you for the confidence you place in us and for your investment in the Fund.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Alfred A. Lagan, CFA	Gregg A. O’Keefe, CFA

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000 Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. One cannot invest directly in an index.

Beta measures the sensitivity of rates of return on a fund to general market movements.

S&P divides stocks into a quality category matrix, rating each stock from A+ to D, basing ratings upon each individual company’s growth and stability of earnings and dividends.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

Congress Large Cap Growth Fund is distributed by Quasar Distributors, LLC

CONGRESS LARGE CAP GROWTH FUND

SECTOR ALLOCATION at December 31, 2009 (Unaudited)

Sector Allocation	Percent of Net Assets

Diversified Manufacturing	20.5%
Chemical Manufacturing	13.6%
Computer & Electronic Products	11.9%
Finance & Insurance	11.7%
Information	9.4%
Mining, Oil & Gas Extraction	9.2%
Retail Trade	6.9%
Transportation & Warehousing	4.8%
Professional, Scientific &
Technical Services	4.6%
Cash*	2.7%
Health Care & Social Assistance	2.4%
Accommodation & Food Services	2.3%
Net Assets	100.0%
* Cash Equivalents and Other Assets in Excess of Liabilities

EXPENSE EXAMPLE For the Six Months Ended December 31, 2009 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/09 - 12/31/09).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment

CONGRESS LARGE CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended December 31, 2009 (Unaudited) (Continued)

strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in the example, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/09	12/31/09	7/1/09 – 12/31/09*
Actual	$1,000	$1,188	$6.89
Hypothetical (5% return
before expenses)	$1,000	$1,025	$6.36

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.25% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

CONGRESS LARGE CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 1000® GROWTH INDEX AND S&P 500® INDEX

Returns for the period ended December 31, 2009

Since Inception
(3/31/2009)
Congress Large Cap Growth Fund	33.76%
Russell 1000® Growth Index	43.10%
S&P 500® Index	42.11%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1.00% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee. If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2009

Shares		Value
COMMON STOCKS - 97.3%
Ambulatory Health Care
Services - 2.4%
2,245	Quest Diagnostics, Inc.	$135,553
Building Material, Garden &
Supplies Dealers - 2.4%
5,865	Lowe’s Companies, Inc.	137,182
Chemical Manufacturing - 13.6%
1,540	Colgate-Palmolive Co.	126,511
2,905	Ecolab, Inc.	129,505
2,860	Gilead Sciences, Inc.*	123,781
2,075	Johnson & Johnson	133,651
1,595	Monsanto Co.	130,391
1,590	Praxair, Inc.	127,693
		771,532
Computer & Electronic
Products - 11.9%
655	Apple, Inc.*	138,113
7,745	EMC Corp.*	135,305
2,650	Hewlett-Packard Co.	136,502
1,030	International Business
	Machines Corp.	134,827
2,920	QUALCOMM, Inc.	135,079
		679,826
Computer Systems Design - 2.3%
3,175	Accenture Ltd.	131,763
Credit Intermediation - 6.8%
2,550	JPMorgan Chase & Co.	106,259
2,680	Northern Trust Corp.	140,432
1,585	Visa, Inc.	138,624
		385,315
Data Processing & Hosting
Services - 2.3%
4,925	Juniper Networks, Inc.*	131,350
Electrical Equipment
& Component
Manufacturing - 2.3%
3,125	Emerson Electric Co.	133,125
Financial Investments &
Commodity Contracts - 4.9%
1,225	IntercontinentalExchange,
	Inc.*	137,567
2,690	T. Rowe Price Group, Inc.	143,243
		280,810
Food Manufacturing - 4.3%
1,815	The J.M. Smucker Co.	112,076
4,945	Kraft Foods, Inc. - Class A	134,405
		246,481
Food Services - 2.3%
2,060	McDonald’s Corp.	128,626
General Merchandise
Stores - 2.3%
2,170	Costco Wholesale Corp.	128,399
Information Services - 2.5%
225	Google, Inc.*	139,496
Leather & Allied Products - 2.4%
2,025	Nike, Inc.	133,792
Machinery - 4.2%
2,115	Deere & Co.	114,400
2,520	ITT Corp.	125,345
		239,745
Mining - 2.2%
1,565	Freeport-McMoRan
	Copper & Gold, Inc.*	125,654
Miscellaneous
Manufacturing - 2.4%
1,725	Becton, Dickinson & Co.	136,034
Non-Store Retailers - 2.2%
955	Amazon.com, Inc.*	128,467
Oil & Gas Extraction - 2.5%
1,355	Apache Corp.	139,795
Oil & Gas Services - 4.5%
2,015	Schlumberger Ltd.	131,156
1,515	Transocean Ltd.*	125,442
		256,598

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2009 (Continued)

Shares		Value
Primary Metal
Manufacturing - 2.5%
3,045	Nucor Corp.	$142,049
Publishing Industries - 2.4%
4,430	Microsoft Corp.	135,071
Rail Transportation - 2.3%
2,445	Canadian National
	Railway Co.	132,914
Scientific Research &
Development - 2.3%
2,340	Celgene Corp.*	130,291
Telecommunications - 2.3%
5,670	Vodafone Group
	PLC - ADR	130,920
Transportation Equipment - 2.3%
1,930	United Technologies Corp.	133,961
Transportation Services - 2.5%
4,040	Expeditors International
	of Washington, Inc.	140,309
TOTAL COMMON STOCKS
(Cost $4,941,964)		5,535,058

SHORT-TERM INVESTMENT - 2.2%
Money Market Fund - 2.2%
122,570	AIM Short-Term Prime
	Portfolio - Institutional
	Class, 0.114% (a)	122,570
TOTAL SHORT-TERM INVESTMENT (Cost $122,570)		122,570
TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost $5,064,534)		5,657,628
Other Assets in Excess of Liabilities - 0.5%		28,583
TOTAL NET ASSETS - 100.00%		$5,686,211

*	Non-income producing security.
(a)	7-day yield
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2009

ASSETS:
Investments in securities, at value
(Cost $5,064,534) (Note 2)	$5,657,628
Receivables:
Dividends and interest	8,937
Fund shares sold	50,000
Due from advisor, net	11,110
Prepaid expenses	3,920
Total assets	5,731,595

LIABILITIES:
Payables:
Administration fees	2,548
Custody fees	1,962
Distribution fees	2,769
Fund accounting fees	6,357
Transfer agent fees	5,309
Chief Compliance Officer fees	1,999
Other accrued expenses	24,440
Total liabilities	45,384

NET ASSETS	$5,686,211

Net asset value, offering and redemption price per share
($5,686,211/425,820 shares outstanding; unlimited number
of shares authorized without par value)	$13.35

COMPONENTS OF NET ASSETS:
Paid-in capital	$5,102,080
Accumulated net realized loss on investments	(8,963)
Net unrealized appreciation on investments	593,094
Net assets	$5,686,211

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Period Ended December 31, 2009*

INVESTMENT INCOME
Dividends (net of $183 foreign withholding tax)	$35,223
Interest	260
Total investment income	35,483

EXPENSES (NOTE 3)
Administration fees	22,684
Transfer agent fees	21,929
Registration fees	21,553
Fund accounting fees	19,100
Audit fees	18,200
Investment advisory fees	15,060
Reports to shareholders	11,724
Custody fees	8,679
Miscellaneous expenses	7,511
Chief Compliance Officer fees	5,999
Distribution fees	5,017
Trustee fees	3,333
Legal fees	2,909
Insurance expense	433
Total expenses	164,131
Less: fees waived	(138,944)
Net expenses	25,187
Net investment income	10,296

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(8,954)
Change in net unrealized appreciation on investments	593,094
Net realized and unrealized gain on investments	584,140
Net increase in net assets resulting from operations	$594,436

*Fund commenced operations on March 31, 2009.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2009*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$10,296
Net realized loss on investments	(8,954)
Change in net unrealized appreciation on investments	593,094
Net increase in net assets
resulting from operations	594,436

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(11,090)
Total distributions to shareholders	(11,090)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a) (b)	5,102,865
Total increase in net assets	5,686,211

NET ASSETS
Beginning of period	—
End of period	$5,686,211

(a)	Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2009*
	Shares	Value
Shares sold	425,953	$5,104,153
Shares issued in reinvestment of distributions	447	6,033
Shares redeemed (b)	(580)	(7,321)
Net increase	425,820	$5,102,865

(b)	Net of redemption fees of $9.
*	Fund commenced operations on March 31, 2009.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	December 31, 2009*
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain on investments	3.35
Total from investment operations	3.38

LESS DISTRIBUTIONS:
From net investment income	(0.03)
Total distributions	(0.03)
Paid-in capital from redemption fees (Note 2)	—	**
Net asset value, end of period	$13.35
Total return	33.76	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$5.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	8.15	%+
After fees waived and expenses absorbed	1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(6.39	)%+
After fees waived and expenses absorbed	0.51	%+

Portfolio turnover rate	38	%^

*	Fund commenced operations on March 31, 2009.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2009

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Fund commenced operations on March 31, 2009.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2009 (Continued)

value that would be calculated without regard to such considerations. As of December 31, 2009, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2009:

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2009 (Continued)

	Level 1	Level 2	Level 3	Total
Equity
Accommodation & Food Services	$128,626	—	—	$128,626
Chemical Manufacturing	771,532	—	—	771,532
Computer & Electronic Products	679,826	—	—	679,826
Diversified Manufacturing	1,165,187	—	—	1,165,187
Finance & Insurance	666,125	—	—	666,125
Health Care & Social Assistance	135,553	—	—	135,553
Information	536,836	—	—	536,836
Mining, Oil & Gas Extraction	522,048	—	—	522,048
Professional, Scientific &
Technical Services	262,054	—	—	262,054
Retail Trade	394,048	—	—	394,048
Transportation & Warehousing	273,223	—	—	273,223
Total Equity	$5,535,058	—	—	$5,535,058
Short-Term Investment	122,570	—	—	122,570
Total Investments in Securities	$5,657,628	—	—	$5,657,628

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2009, the Fund had no post October losses.  At December 31, 2009, the Fund had capital loss carryforwards available for federal income tax purposes of $8,963 that expire in 2017.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2009 (Continued)

benefits is expected to be taken in the Fund’s 2009 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2009 (Continued)

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net assets per value per share.  For the period ended December 31, 2009, the Fund decreased accumulated net investment loss by $794, increased accumulated net realized loss by $9  and decreased paid-in capital by $785.  Net assets were not affected by the change.

I.
Subsequent events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through February 22, 2010, the date the financial statements were issued.

J.
New Accounting Pronouncement.  In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2009 (Continued)

the average daily net assets of the Fund.  For the period ended December 31, 2009, the Fund incurred $15,060 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.25% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the period ended December 31, 2009 the Advisor waived $15,060 in fees and reimbursed $123,884 in expenses for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At December 31, 2009, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $138,944.  The Advisor may recapture a portion of the above amount no later than December 31, 2012.

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rate:

Minimum	$30,000
Under $50 million	0.12% of average daily net assets
$50 to $300 million	0.08% of average daily net assets
Over $300 million	0.05% of average daily net assets

For the period ended December 31, 2009, the Fund incurred $22,684 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.  For the period ended December 31, 2009, the Fund was allocated $5,999 of the Trust’s Chief Compliance Officer fee.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2009 (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the period ended December 31, 2009 the Fund incurred $5,017 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Fund for the period ended December 31, 2009, were $6,010,823 and $1,059,896, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended December 31, 2009.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2009 for the Fund was as follows:

2009
Distributions paid from:
Ordinary Income	$11,090
Long-term capital gain	—
$11,090

As of December 31, 2009, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$5,064,534
Gross unrealized appreciation	612,422
Gross unrealized depreciation	(19,328)
Net tax unrealized appreciation	$593,094
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated gains	(8,963)
Total accumulated gains	$584,131

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2009 (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility to be used for temporary or extraordinary purposes.  During the period ended December 31, 2009, the Fund did not  draw on the line of credit and there was no loan payable balance for the Fund at December 31, 2009.

CONGRESS LARGE CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Congress Large Cap Growth Fund and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Congress Large Cap Growth Fund, a series of Professionally Managed Portfolios, as of December 31, 2009 and the related statement of operations, the statement of changes in net and the financial highlights for the period March 31, 2009 to December 31, 2009.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Congress Large Cap Growth Fund as of December 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the period March 31, 2009 to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 22, 2010

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”).  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.  Additional information regarding the Trustees is included in the Fund’s SAI and is available without charge, upon request by calling (888) 688-1299.

The current Trustees and executive officers of the Trust, their year of birth, positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust(1)	Served	Past Five Years	by Trustees	Held
Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee;
(born 1943)	and	Term;	Industries, Inc.		Allegiant
2020 E. Financial Way	Trustee	Since	(administrative,		Funds.
Suite 100		May 1991.	management and
Glendora, CA 91741			business consulting);
formerly, Executive
Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust(1)	Served	Past Five Years	by Trustees	Held
Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
2020 E. Financial Way		Since	Chief Executive		The
Suite 100		May 1991.	Officer, Rockefeller		University of
Glendora, CA 91741			Trust Co., (prior		Virginia
			thereto Senior Vice		Law School
			President), and		Foundation.
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Carl A. Froebel	Trustee	Indefinite	Owner, Golf	1	None.
(born 1938)		Term;	Adventures, LLC,
2020 E. Financial Way		Since	(Vacation Services);
Suite 100		May 1991.	formerly, President
Glendora, CA 91741			and Founder, National
Investor Data
Services, Inc.
(investment related
computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
2020 E. Financial Way		Since	Executive Vice		Managers
Suite 100		May 1991.	President, Investment		Funds,
Glendora, CA 91741			Company		Managers
			Administration, LLC		AMG
			(“ICA”) (mutual fund		Funds;
			administrator).		Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust(1)	Served	Past Five Years	by Trustees	Held
Officers of the Trust
Robert M. Slotky	President	Indefinite	Senior Vice	Not	Not
(born 1947)		Term; Since	President, U.S.	Applicable.	Applicable.
2020 E. Financial Way		August	Bancorp Fund
Suite 100		2002.	Services, LLC,
Glendora, CA 91741			since July 2001.
	Chief	Indefinite
	Compliance	Term; Since
	Officer	September
2004.

	Anti-Money	Indefinite
	Laundering	Term; Since
	Officer	December
2005.

Eric W. Falkeis	Executive	Indefinite	Senior Vice	Not	Not
(born 1973)	Vice	Term;	President, U.S.	Applicable.	Applicable.
615 East Michigan St.	President	Since	Bancorp Fund
Milwaukee, WI 53202		November	Services, LLC,
		2009.	since September
1997; Chief Financial
Officer, U.S. Bancorp
Fund Services, LLC,
since April 2006.

Patrick J. Rudnick	Treasurer	Indefinite	Vice President, U.S.	Not	Not
(born 1973)		Term;	Bancorp Fund	Applicable.	Applicable.
615 East Michigan St.		Since	Services, LLC,
Milwaukee, WI 53202		November	since 2006; formerly,
		2009.	Manager,
PricewaterhouseCoopers
LLP (1999-2006).

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust(1)	Served	Past Five Years	by Trustees	Held
Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
2020 E. Financial Way		Since	Officer, U.S. Bancorp
Suite 100		February	Fund Services, LLC,
Glendora, CA 91741		2008	since July 2007;
formerly, Vice President
and Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007); formerly,
Vice President and Legal
Compliance Officer,
U.S. Bancorp Fund
Services, LLC (1998-2004).

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

CONGRESS LARGE CAP GROWTH FUND

NOTICE TO SHAREHOLDERS (Unaudited)

For the period ended December 31, 2009, certain dividends paid by the Congress Large Cap Growth Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the Congress Large Cap Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2009 was 100%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING

Householding.  In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (888) 688-1299 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund
Symbol – CAMLX
CUSIP – 742935216

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2009	FYE 12/31/2008
Audit Fees	$16,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2009	FYE 12/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2009	FYE 12/31/2008
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Robert M. Slotky
Robert M. Slotky, President

Date   March 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date   March 2, 2010

By (Signature and Title)*    /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   March 2, 2010

* Print the name and title of each signing officer under his or her signature.